Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (98.7%)
		Communication Services (5.1%)
2,642		Alphabet, Inc. - Class A#	$327,819
2,012	CAD	BCE, Inc.	74,691
2,190		Verizon Communications, Inc.	76,935
			479,445
		Consumer Discretionary (11.4%)
452		Aptiv, PLC#	39,414
4,192	HKD	BYD Company, Ltd. - Class H	127,176
2,812	EUR	Cie Generale des Etablissements Michelin SCA	83,370
2,310	GBP	Greggs, PLC	66,542
311		Home Depot, Inc.	88,539
2,278	EUR	Industria de Diseno Textil, SA	78,457
4,560		Levi Strauss & Company - Class A	62,335
1,188		LKQ Corp.	52,177
508		NIKE, Inc. - Class B	52,207
1,568		Sony Group Corp. (ADR)	130,223
1,180		Starbucks Corp.	108,843
1,528		TJX Cos., Inc.	134,571
234		Tractor Supply Company	45,059
			1,068,913
		Consumer Staples (6.9%)
194		Costco Wholesale Corp.	107,173
1,743		Darling Ingredients, Inc.#	77,198
4,242	EUR	Jeronimo Martins SGPS, SA	97,759
930	EUR	Kerry Group, PLC - Class A	71,716
3,716	EUR	Koninklijke Ahold Delhaize, NV	110,093
162	EUR	L'Oreal, SA	67,905
444		McCormick & Company, Inc.	28,372
760		Target Corp.	84,200
			644,416
		Financials (15.3%)
7,868	HKD	AIA Group, Ltd.	68,221
13,122	GBP	Aviva, PLC	63,414
2,068		Bank of New York Mellon Corp.	87,890
232,600	IDR	Bank Rakyat Indonesia Persero, Tbk PT	72,628
484		Credicorp, Ltd.	60,481
3,408	NOK	DNB Bank, ASA	61,412
11,482	MXN	Grupo Financiero Banorte, SAB de CV - Class O	93,014
2,368	HKD	Hang Seng Bank, Ltd.	27,129
1,584		HDFC Bank, Ltd. (ADR)	89,575
1,559	HKD	Hong Kong Exchanges & Clearing, Ltd.	54,787
574		Intercontinental Exchange, Inc.	61,671
9,252		Itau Unibanco Holding, SA (ADR)	49,128
495		Jack Henry & Associates, Inc.	69,790
1,080	EUR	KBC Group, NV	59,309
104		MSCI, Inc.	49,041
4,800	JPY	ORIX Corp.	85,977
518		PNC Financial Services Group, Inc.	59,295
2,732	KRW	Shinhan Financial Group Company, Ltd.	70,295
510		Travelers Companies, Inc.	85,394
702		Visa, Inc. - Class A	165,040
			1,433,491
		Health Care (12.9%)
316	AUD	Cochlear, Ltd.	48,277
290	DKK	Coloplast, A/S - Class B	30,218
756	AUD	CSL, Ltd.	111,428
1,366		CVS Health Corp.	94,268
744		Edwards Lifesciences Corp.#	47,408
606	EUR	EssilorLuxottica, SA	109,416
1,066		Gilead Sciences, Inc.	83,724
141	CHF	Lonza Group, AG	49,105
1,236		Merck & Company, Inc.	126,937
500	EUR	Merck KGaA	75,310
1,504	DKK	Novo Nordisk, A/S - Class B	144,350
404	CHF	Roche Holding, AG	103,859
290	CHF	Straumann Holding, AG	34,096
800	JPY	Sysmex Corp.	37,753
250		Thermo Fisher Scientific, Inc.	111,192
			1,207,341
		Industrials (14.1%)
1,810	SEK	Assa Abloy, AB - Class B	38,511
4,096	SEK	Atlas Copco, AB - Class A	52,913
1,730		Ball Corp.	83,300
1,438		Canadian Pacific Kansas City, Ltd.	102,055
1,289	EUR	Cie de Saint-Gobain	70,104
2,400	JPY	Daifuku Company, Ltd.	39,054
251		Deere & Company	91,705
2,488	SEK	Epiroc, AB - Class A	40,900
613		Ferguson, PLC	92,073
518	EUR	Kingspan Group, PLC	34,793
1,600	JPY	Nidec Corp.	57,223
905		Otis Worldwide Corp.	69,875
563		Quanta Services, Inc.	94,089
1,600	JPY	Recruit Holdings Company, Ltd.	45,738
210		Rockwell Automation, Inc.	55,190
691	EUR	Siemens, AG	91,364
2,500	CNY	Sungrow Power Supply Company, Ltd. - Class A	28,747
290		Trane Technologies, PLC	55,190
526		United Parcel Service, Inc. - Class B	74,298
678		Waste Management, Inc.	111,416
			1,328,538
		Information Technology (21.7%)
242		Accenture, PLC - Class A	71,896
146		Adobe, Inc.#	77,681
840	EUR	Amadeus IT Group, SA	47,835
2,413		Apple, Inc.	412,068
1,060		Applied Materials, Inc.	140,291
2,028		Cisco Systems, Inc.	105,720
904	EUR	Dassault Systemes, SE	37,127
2,932	EUR	Infineon Technologies, AG	85,237
138		Intuit, Inc.	68,303
1,247		Microsoft Corp.	421,623
242		NVIDIA Corp.	98,688
800	JPY	Omron Corp.	28,221
187	KRW	Samsung SDI Company, Ltd.	58,916
1,034	EUR	SAP, SE	138,663

See accompanying Notes to Schedule of Investments

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
1,082		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	$93,387
654		TE Connectivity, Ltd.	77,074
541		Texas Instruments, Inc.	76,827
			2,039,557
		Materials (5.8%)
429	EUR	Air Liquide, SA	73,390
860	GBP	Croda International, PLC	45,763
568	EUR	DSM-Firmenich, AG	51,440
630		Ecolab, Inc.	105,676
20,200	BRL	Klabin, SA	85,740
226		Linde, PLC	86,368
1,303	DKK	Novozymes, A/S - Class B	58,484
146	CHF	Sika, AG	34,813
			541,674
		Real Estate (1.9%)
364		American Tower Corp.	64,861
29,800	SGD	Capitaland Investment, Ltd.	63,990
550		Prologis, Inc.	55,413
			184,264

NUMBER OF SHARES			VALUE
		Utilities (3.6%)
80,000	HKD	China Water Affairs Group, Ltd.	$50,606
1,738	EUR	EDP Renovaveis, SA	27,934
14,754	COP	Interconexion Electrica, SA ESP	51,976
5,452	GBP	National Grid, PLC	64,848
34,165	INR	Power Grid Corp. of India, Ltd.	82,747
7,902	EUR	Terna - Rete Elettrica Nazionale	60,417
			338,528
		Total Common Stocks (Cost $9,744,605)	9,266,167
TOTAL INVESTMENTS (98.7%) (Cost $9,744,605)			9,266,167
OTHER ASSETS, LESS LIABILITIES (1.3%)			119,643
NET ASSETS (100.0%)			$9,385,810

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

ABBREVIATION
ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of a single series, Calamos Antetokounmpo Global Sustainable Equities ETF (the “Fund”), which commenced operations on February 3, 2023. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act’), as an open-end management investment company. Prior to commencement of operations, the Fund had issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

The Fund is a diversified, actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is long-term capital appreciation. The Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund will be listed and principally traded on NYSE Arca, Inc.(the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Calamos Antetokounmpo Asset Management LLC (“CGAM”), serves as the Fund’s adviser (“Advisor”). CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser (“Subadviser”).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Advisor to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Advisor has adopted procedures to guide the determination of the NAV on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Advisor, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Advisor, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$9,266,167	$—	$—	$9,266,167
Total	$9,266,167	$—	$—	$9,266,167